SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2013
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
Schedule of Financial and Other Income (Expenses), Net
Finance expense, net:

	Year ended December 31,
	2013	2012	2011

Financial expenses:

Interest in respect of long-term loans	$53	$461	$1,049
Interest in respect of short-term loans and bank fees	1,565	1,187	620
Interest in respect of loans to related parties	729	299	106
Changes in derivatives fair value	-	1,169	3,823
Foreign exchange transactions losses	6,107	177	-

	8,454	3,293	5,598
Financial income:

Changes in derivatives fair value	6,485	-	-
Income interest from loans to others	-	-	68
Income in respect of cash and cash equivalent and short-term bank deposits	655	520	218
Foreign exchange transactions gains	-	-	537

	7,140	520	823

Financial expenses, net	$1,314	$2,773	$4,775

Computation of Basic and Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2013	2012	2011

Net income attributable to controlling interest, as reported	$63,344	$39,632	$29,052

Deduct:
Dividend attributable to preferred shareholders	-	-	8,376

Numerator for basic and diluted net income per share	$63,344	$39,632	$20,676

Denominator:

	Year ended December 31,
	2013	2012	2011

Denominator for basic income per share	34,666,514	32,641,701	19,565,000
Effect of dilutive stock options granted	543,432	58,047	-

Denominator for diluted income per share	35,209,946	32,699,748	19,565,000

EPS:

	Year ended December 31,
	2013	2012	2011

Basic earnings per share	$1.83	$1.21	$1.06
Diluted earnings per share	$1.80	$1.21	$1.06